UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 1999

Check here if Amendment [  ]:  Amendment Number:  _______
     This Amendment  (Check only one): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Howard Hughes Medical Institute
Address:       4000 Jones Bridge Road
               Chevy Chase, MD  20815-6789
               ---------------------------------

Form 13F File Number:  28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          Richard A. Pender
Title:         Managing Director - Equities
Phone:         (301) 215-8697

Signature, Place, and Date of Signing:

 /s/ RICHARD A. PENDER                  Chevy Chase, Maryland         5/11/99
 ------------------------------         ---------------------       -----------
      [Signature]                         [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:            38


Form 13F Information Table Value Total:            66,639
                                                   (thousands)


List of Other Included Managers:

        None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                                                     FORM 13F INFORMATION TABLE
           COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
                                ----------------------------------------------------------------------------------------------------
    NAME OF ISSUER               TITLE OF                VALUE     SHRS OR     SH/    PUT/   INVSTMT    OTHER      VOTING AUTHORITY
--------------------------------  CLASS      CUSIP     (X$1000)    PRN  AMT    PRN    CALL   DSCRETN   MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                         COMMON  885535 10 4    1,748      75,000     SH     N/A    SOLE       N/A         X     N/A    N/A

AIRTOUCH COMMUNICATIONS INC       COMMON  00949T 10 0    3,865      40,000     SH     N/A    SOLE       N/A         X     N/A    N/A

ALLSTATE CORPORATION              COMMON  020002 10 1      556      15,000     SH     N/A    SOLE       N/A         X     N/A    N/A

ALLTEL CORP                       COMMON  020039 10 3    4,054      65,000     SH     N/A    SOLE       N/A         X     N/A    N/A

AMERICAN INTL GROUP               COMMON  026874 10 7    1,568      13,000     SH     N/A    SOLE       N/A         X     N/A    N/A

AMERICAN GENERAL CORP             COMMON  026351 10 6      353       5,000     SH     N/A    SOLE       N/A         X     N/A    N/A

AMERITECH CORP                    COMMON  030954 10 1    3,169      55,000     SH     N/A    SOLE       N/A         X     N/A    N/A

AON CORP                          COMMON  037389 10 3      633      10,000     SH     N/A    SOLE       N/A         X     N/A    N/A

A T & T CORP                      COMMON  001957 10 9      798      10,000     SH     N/A    SOLE       N/A         X     N/A    N/A

BANK ONE CORP                     COMMON  059438 10 1    2,726      49,500     SH     N/A    SOLE       N/A         X     N/A    N/A

BANK OF NEW YORK COMPANY          COMMON  064057 10 2      539      15,000     SH     N/A    SOLE       N/A         X     N/A    N/A

BANKAMERICA CORPORATION           COMMON  06605f 10 2    1,766      25,000     SH     N/A    SOLE       N/A         X     N/A    N/A

CHASE MANHATTAN CORP              COMMON  16161A 10 8    1,628      20,000     SH     N/A    SOLE       N/A         X     N/A    N/A

CITIGROUP INC                     COMMON  172967 10 1    2,395      37,500     SH     N/A    SOLE       N/A         X     N/A    N/A

CONSECO INC                       COMMON  208464 10 7      618      20,000     SH     N/A    SOLE       N/A         X     N/A    N/A

FEDERAL NATL MTGE ASSN            COMMON  313586 10 9    1,385      20,000     SH     N/A    SOLE       N/A         X     N/A    N/A

FIRST UNION CORP N.C.             COMMON  337358 10 5    1,069      20,000     SH     N/A    SOLE       N/A         X     N/A    N/A

FREDDIE MAC COMMON                COMMON  313400 30 1      573      10,000     SH     N/A    SOLE       N/A         X     N/A    N/A

GTE CORP                          COMMON  362320 10 3    3,328      55,000     SH     N/A    SOLE       N/A         X     N/A    N/A

HOUSEHOLD INTL                    COMMON  441815 10 7    1,369      30,000     SH     N/A    SOLE       N/A         X     N/A    N/A

LINCOLN NATIONAL CORP             COMMON  534187 10 9      989      10,000     SH     N/A    SOLE       N/A         X     N/A    N/A

MCI WORLDCOM INC                  COMMON  55268B 10 6    3,100      35,000     SH     N/A    SOLE       N/A         X     N/A    N/A

MBNA CORPORATION                  COMMON  55262L 10 0    2,388     100,000     SH     N/A    SOLE       N/A         X     N/A    N/A

MERCANTILE BANKCORPORATION        COMMON  587342 10 6      713      15,000     SH     N/A    SOLE       N/A         X     N/A    N/A

MORGAN STANLEY, DEAN WITTER       COMMON  24240V 10 1      999      10,000     SH     N/A    SOLE       N/A         X     N/A    N/A
DISCOVER
MOTOROLA INC                      COMMON  620076 10 9    2,198      30,000     SH     N/A    SOLE       N/A         X     N/A    N/A

NATIONAL CITY CORP                COMMON  635405 10 3       73       1,100     SH     N/A    SOLE       N/A         X     N/A    N/A

NATIONWIDE FINANCIAL-SERV A       COMMON  638612 10 1      840      20,000     SH     N/A    SOLE       N/A         X     N/A    N/A

NORTHERN TELECOM LTD              COMMON  665815 10 6    2,485      40,000     SH     N/A    SOLE       N/A         X     N/A    N/A

PNC BANK CORPORATION              COMMON  693475 10 5    1,111      20,000     SH     N/A    SOLE       N/A         X     N/A    N/A

QUALCOMM INC                      COMMON  747525 10 3    9,328      75,000     SH     N/A    SOLE       N/A         X     N/A    N/A

SBC COMMUNICATIONS INC            COMMON  78387G 10 3    2,123      45,000     SH     N/A    SOLE       N/A         X     N/A    N/A

SPRINT CORP (FON GROUP)           COMMON  852061 10 0    2,453      25,000     SH     N/A    SOLE       N/A         X     N/A    N/A

SUMMIT BANCORP                    COMMON  866005 10 1      780      20,000     SH     N/A    SOLE       N/A         X     N/A    N/A

U S BANCORP                       COMMON  902973 10 6    1,192      35,000     SH     N/A    SOLE       N/A         X     N/A    N/A

WELLS FARGO                       COMMON  949746 10 1      351      10,000     SH     N/A    SOLE       N/A         X     N/A    N/A

BAKER HUGHES INC                  COMMON  057224 10 7    1,061      43,641     SH     N/A    SOLE       N/A         X     N/A    N/A

METTLER-TOLEDO INTERNATIONAL
INC.                              COMMON  592688 10 5      318      12,840     SH     N/A    SOLE       N/A         X     N/A    N/A

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